S000029199 [Member] Expense Example - Opportunistic Credit Fund	Oct. 31, 2025 USD ($)
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	400
Expense Example, with Redemption, 10 Years	907
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	468
Expense Example, with Redemption, 3 Years	716
Expense Example, with Redemption, 5 Years	983
Expense Example, with Redemption, 10 Years	1,744
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	586
Expense Example, with Redemption, 5 Years	1,025
Expense Example, with Redemption, 10 Years	2,245
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,133
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	965
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	$ 1,128